Property and Equipment, Net - Schedule of Property and Equipment Net (Details) - Property and Equipment [Member] - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Property and Equipment Net [Line Items]
Property and equipment	$ 3,737,045	$ 4,782,812
Less: Accumulated depreciation	(3,063,344)	(3,184,989)
Property and equipment, net	673,701	1,597,823
Land [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	441,462	721,462
Buildings [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	84,194	849,961
Machinery & equipment [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	2,008,987	2,008,987
Vehicles [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	153,996	153,996
Furniture and fixtures [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	160,349	160,349
Software [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	870,728	870,728
Leasehold Improvement [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	$ 17,329	$ 17,329